Note 5 - Personnel Expenses Including Share-based Remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
[US$ thousands]	Year ended December 31,
Personnel expenses including share-based remuneration	2018	2019	2020
Salaries incl. bonuses	26,733	42,185	40,301
Social security cost, excluding amounts related to share-based remuneration	3,428	3,774	4,624
External temporary hires	1,687	2,474	7,090
Defined-contribution pension cost	2,066	3,616	3,279
Other personnel related expenses	2,244	4,345	2,103
Personnel expenses excluding share-based remuneration	36,158	56,395	57,397
Share-based remuneration, including related social security costs	4,846	5,928	4,706
Total	41,004	62,323	62,103

Disclosure of research and development expense [text block]
[US$ thousands]	Year ended December 31,
Research and development expenditure	2018	2019	2020
Total research and development expenditure	26,418	34,143	38,736
Less: Capitalized development expenditure excluded from personnel expenses	4,545	4,056	7,110
Net expensed research and development expenditure	21,873	30,087	31,626

Disclosure of information about key management personnel [text block]
[US$ thousands]	Year ended December 31,
Compensation of key management personnel	2018	2019	2020
Short-term employee benefits	843	2,121	2,032
Post-employment and medical benefits	57	59	51
Share-based remuneration	621	536	1,179
Total	1,521	2,716	3,262

Explanation of effect of share-based payments on entity's profit or loss [text block]
[US$ thousands]	Year ended December 31,
Expense from share-based payment transactions	2018	2019	2020
Expense arising from equity-settled share-based payment transactions (1)	4,846	5,928	4,706
Expense arising from cash-settled share-based payment transactions	-	-	-
Total	4,846	5,928	4,706

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year ended December 31,
RSUs	2019	2020
Outstanding at period start	4,244,132	2,983,940
Granted during the period	1,019,000	401,818
Forfeited during the period	(550,700)	(346,200)
Exercised during the period	(1,728,492)	(1,122,818)
Expired during the period	-	-
Outstanding at period end	2,983,940	1,916,740

Disclosure of number and weighted average exercise prices of share options [text block]
	Year ended December 31,
Options	2019	2020
Outstanding at period start	-	150,000
Granted during the period	150,000	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at period end	150,000	150,000

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	2019 grants: RSU valuation input	2019 grants: Option valuation input	2020 grants: RSU valuation input	2020 grants: Option valuation input
Equity unit price valuation ($)	9,09 (3)	7.42	8.07	N/A
Model Used	Monte Carlo	Black-Scholes	Monte Carlo
Expected Volatility (%) (1), (2)	40.00%	40%	40.00%
Risk free interest rate (%) (1)	1.70%	2.43%	0.58%
Dividend Yield (%)	0%	0%	0%
Duration of initial simulation period (years to longstop date)	3.16	4.81	3.81
Duration of second simulation period with postponed exercise (years)	3.00	N/A	3.00
Fair value at the measurement date ($)	8.92	2.36	7.84